Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38623
Entity Registrant Name	PAYSIGN, INC.
Entity Central Index Key	0001496443
Entity Tax Identification Number	95-4550154
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2615 St. Rose Parkway
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	702
Local Phone Number	453-2221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PAYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false